UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2016 (Unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 72.8% (1)
Canadian Crude Oil Pipelines - 13.3% (1)
Enbridge Inc.	4,161,403	$164,333,804
Inter Pipeline Ltd.	3,304,039	71,855,416
Pembina Pipeline Corporation	1,997,057	60,091,406
		296,280,626
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.8% (1)
Keyera Corp.	1,602,897	49,490,086
TransCanada Corporation	3,732,624	169,647,761
		219,137,847
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5% (1)
Infraestructura Energetica Nova, S.A.B de C.V.	2,640,548	10,192,000
United States Crude Oil Pipelines - 6.0% (1)
Plains GP Holdings, L.P.	7,908,189	89,995,191
SemGroup Corp.	1,426,899	44,376,559
		134,371,750
United States Local Distribution Company - 2.0% (1)
NiSource Inc.	1,835,426	43,940,099
United States Natural Gas Gathering/Processing - 12.5% (1)
EnLink Midstream, LLC	2,282,837	38,009,236
Targa Resources Corp.	1,937,510	84,436,686
The Williams Companies, Inc.	5,577,752	155,842,391
		278,288,313
United States Natural Gas/Natural Gas Liquids Pipelines - 27.9% (1)
Cheniere Energy, Inc. (2)	2,827,015	121,278,943
Kinder Morgan, Inc.	5,451,916	119,124,365
National Fuel Gas Company	566,467	32,322,607
ONEOK, Inc.	3,068,454	143,879,808
Spectra Energy Corporation	5,506,812	196,152,643
Tallgrass Energy GP, LP	458,199	10,662,291
		623,420,657
United States Refined Product Pipelines - 0.8% (1)
VTTI Energy Partners LP	896,653	17,242,637
Total Common Stock
(Cost $1,714,554,828)		1,622,873,929

Master Limited Partnerships - 24.5% (1)
United States Crude Oil Pipelines - 6.3% (1)
Genesis Energy, L.P.	463,304	16,581,650
Plains All American Pipeline, L.P.	1,279,864	35,912,984
Shell Midstream Partners, L.P.	1,090,560	33,229,363
Sunoco Logistics Partners L.P.	1,109,631	32,845,078
Tesoro Logistics LP	450,434	21,602,815
		140,171,890
United States Natural Gas Gathering/Processing - 4.3% (1)
Antero Midstream Partners LP	320,909	8,844,252
MPLX LP	1,507,844	49,954,872
Rice Midstream Partners LP	228,143	5,215,349
Western Gas Equity Partners, LP	139,605	5,147,236
Western Gas Partners, LP	551,924	27,772,816
		96,934,525

United States Natural Gas/Natural Gas Liquids Pipelines - 8.0% (1)
Columbia Pipeline Partners LP	402,465	5,461,450
Energy Transfer Equity, L.P.	2,546,617	45,584,444
Energy Transfer Partners, L.P.	279,265	11,153,844
Enterprise Products Partners L.P.	2,924,235	77,199,804
EQT GP Holdings LP	162,062	4,066,136
EQT Midstream Partners LP	258,671	20,334,127
ONEOK Partners, L.P.	124,679	4,831,311
Spectra Energy Partners, LP	112,393	5,128,493
Tallgrass Energy Partners, LP	120,838	5,568,215
		179,327,824
United States Refined Product Pipelines - 5.9% (1)
Buckeye Partners, L.P.	578,264	40,628,828
Magellan Midstream Partners, L.P.	781,884	54,989,902
Phillips 66 Partners LP	319,059	15,783,849
Valero Energy Partners LP	472,212	19,780,961
		131,183,540
Total Master Limited Partnerships
(Cost $549,334,718)		547,617,779

Short-Term Investment - 2.6% (1)
United States Investment Company - 2.6% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.29% (3)
(Cost $58,190,097)	58,190,097	58,190,097

Total Investments - 99.9% (1)
(Cost $2,322,079,643)		2,228,681,805
Other Assets in Excess of Liabilities, Net - 0.1% (1)		2,053,703
Total Net Assets - 100.0% (1)		$2,230,735,508

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2016:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,622,873,929	$-	$-	$1,622,873,929
Master Limited Partnerships	547,617,779	-	-	547,617,779
Short-Term Investment	58,190,097	-	-	58,190,097
Total Investments	$2,228,681,805	$-	$-	$2,228,681,805

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2016, Rice Midstream Partners LP common units held by the Fund in the amount of $5,215,349 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Rice Midstream Partners LP.  The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2016 (Unaudited)

Tortoise North American Energy Independence Fund

	Shares	Fair Value
Common Stock - 98.1% (1)
United States Oil & Gas Production - 98.1% (1)
Anadarko Petroleum Corporation	6,196	$331,300
Antero Resources Corporation (2)	7,349	187,840
Cabot Oil & Gas Corporation	8,768	215,956
Carrizo Oil & Gas, Inc. (2)	6,993	267,762
Cimarex Energy Co.	2,242	296,348
Concho Resources Inc. (2)	2,297	296,772
Continental Resources, Inc. (2)	5,183	248,577
Devon Energy Corporation	7,324	317,349
Diamondback Energy, Inc. (2)	2,503	238,411
EOG Resources, Inc.	5,914	523,330
EQT Corporation	6,247	446,660
Gulfport Energy Corporation (2)	8,898	254,483
Laredo Petroleum, Inc. (2)	10,523	129,222
Memorial Resource Development Corp. (2)	11,424	164,506
Newfield Exploration Company (2)	5,868	254,436
Noble Energy, Inc.	3,435	118,439
Occidental Petroleum Corporation	989	76,005
Parsley Energy, Inc. (2)	8,074	273,305
PDC Energy, Inc. (2)	1,835	121,844
Pioneer Natural Resources Company	2,941	526,586
Range Resources Corporation	3,431	132,334
Rice Energy Inc. (2)	9,637	253,453
RSP Permian, Inc. (2)	6,309	246,366
Whiting Petroleum Corporation (2)	3,646	26,579
Total Common Stock
(Cost $5,279,497)		5,947,863

Short-Term Investment - 2.2% (1)
United States Investment Company - 2.2% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.29% (3)
(Cost $133,749)	133,749	133,749

Total Investments - 100.3% (1)
(Cost $5,413,246)		6,081,612
Liabilities in Excess of Other Assets, Net - (0.3)% (1)		(18,198)
Total Net Assets - 100.0% (1)		$6,063,414

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2016:
	Level 1	Level 2	Level 3	Total
Common Stock	$5,947,863	$-	$-	$5,947,863
Short-Term Investment	133,749	-	-	133,749
Total Investments	$6,081,612	$-	$-	$6,081,612

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2016 (Unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 98.4% (1)
Canadian Natural Gas/Natural Gas Liquids Pipelines - 4.3% (1)
TransCanada Corporation	30,382	$1,380,862
The Netherlands Petrochemical - 4.7% (1)
LyondellBasell Industries N.V.	19,151	1,510,822
United States Crude Oil Pipelines - 5.1% (1)
Plains GP Holdings, L.P.	101,524	1,155,343
SemGroup Corp.	16,526	513,959
		1,669,302
United States Natural Gas Gathering/Processing - 6.5% (1)
Targa Resources Corp.	12,295	535,816
The Williams Companies, Inc.	55,997	1,564,556
		2,100,372
United States Natural Gas/Natural Gas Liquids Pipelines - 15.1% (1)
Cheniere Energy, Inc. (2)	31,099	1,334,147
Kinder Morgan, Inc.	28,313	618,639
ONEOK, Inc.	13,635	639,345
Spectra Energy Corporation	29,440	1,048,653
Tallgrass Energy GP, LP	53,495	1,244,829
		4,885,613
United States Oil & Gas Production - 38.1% (1)
Anadarko Petroleum Corporation	11,894	635,972
Carrizo Oil & Gas, Inc. (2)	8,914	341,317
Concho Resources Inc. (2)	5,181	669,385
Continental Resources, Inc. (2)	21,198	1,016,656
Devon Energy Corporation	25,476	1,103,875
Diamondback Energy, Inc. (2)	6,887	655,987
EOG Resources, Inc.	11,413	1,009,936
EQT Corporation	18,506	1,323,179
Memorial Resource Development Corp. (2)	30,301	436,335
Newfield Exploration Company (2)	21,958	952,099
Parsley Energy, Inc. (2)	19,233	651,037
Pioneer Natural Resources Company	10,499	1,879,846
Rice Energy Inc. (2)	36,156	950,903
RSP Permian, Inc. (2)	18,182	710,007
		12,336,534
United States Oilfield Services - 9.6% (1)
Fairmount Santrol Holdings Inc. (2)	52,179	387,690
Halliburton Company	20,989	902,737
Helmerich & Payne, Inc.	7,235	437,428
Patterson-UTI Energy, Inc.	22,473	437,999
Schlumberger Limited	12,079	954,241
		3,120,095
United States Petrochemical - 2.3% (1)
Westlake Chemical Corporation	14,156	733,564
United States Power/Utility - 3.6% (1)
NextEra Energy Partners, LP	17,569	511,785
NRG Yield, Inc.	38,051	640,779
		1,152,564
United States Refining - 9.1% (1)
Marathon Petroleum Corporation	20,715	880,595
Phillips 66	11,668	915,355
Tesoro Corporation	8,668	653,740
Valero Energy Corporation	9,252	512,098
		2,961,788
Total Common Stock
(Cost $27,803,009)		31,851,516

Short-Term Investment - 1.5% (1)
United States Investment Company - 1.5% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.29% (3)
(Cost $468,395)	468,395	468,395

Total Investments - 99.9% (1)
(Cost $28,271,404)		32,319,911
Other Assets in Excess of Liabilities, Net - 0.1% (1)		38,307
Total Net Assets - 100.0% (1)		$32,358,218

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2016:
	Level 1	Level 2	Level 3	Total
Common Stock	$31,851,516	$-	$-	$31,851,516
Short-Term Investment	468,395	-	-	468,395
Total Investments	$32,319,911	$-	$-	$32,319,911

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2016 (Unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 73.3% (1)
Canadian Crude Oil Pipelines - 13.6% (1)
Enbridge Inc.	10,306	$406,984
Inter Pipeline Ltd.	7,914	172,112
Pembina Pipeline Corporation	4,892	147,200
		726,296
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.0% (1)
Keyera Corp.	3,875	119,642
TransCanada Corporation	9,197	418,004
		537,646
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5% (1)
Infraestructura Energetica Nova, S.A.B de C.V.	6,481	25,015
United States Crude Oil Pipelines - 5.9% (1)
Plains GP Holdings, L.P.	18,551	211,110
SemGroup Corp.	3,421	106,393
		317,503
United States Local Distribution Company - 2.0% (1)
NiSource Inc.	4,374	104,713
United States Natural Gas Gathering/Processing - 12.6% (1)
EnLink Midstream, LLC	5,527	92,025
Targa Resources Corp.	4,631	201,819
The Williams Companies, Inc.	13,694	382,610
		676,454
United States Natural Gas/Natural Gas Liquids Pipelines - 27.9% (1)
Cheniere Energy, Inc. (2)	6,909	296,396
Kinder Morgan, Inc.	12,549	274,196
National Fuel Gas Company	1,424	81,254
ONEOK, Inc.	7,444	349,049
Spectra Energy Corporation	13,182	469,543
Tallgrass Energy GP, LP	1,094	25,457
		1,495,895
United States Refined Product Pipelines - 0.8% (1)
VTTI Energy Partners LP	2,120	40,768
Total Common Stock
(Cost $3,447,767)		3,924,290

Master Limited Partnerships - 24.9% (1)
United States Crude Oil Pipelines - 6.2% (1)
Genesis Energy, L.P.	1,113	39,834
Plains All American Pipeline, L.P.	2,772	77,782
Shell Midstream Partners, L.P.	2,622	79,893
Sunoco Logistics Partners L.P.	2,701	79,950
Tesoro Logistics LP	1,179	56,545
		334,004
United States Natural Gas Gathering/Processing - 4.4% (1)
Antero Midstream Partners LP	835	23,013
MPLX LP	3,575	118,440
Rice Midstream Partners LP	491	11,224
Western Gas Equity Partners, LP	351	12,941
Western Gas Partners, LP	1,385	69,693
		235,311
United States Natural Gas/Natural Gas Liquids Pipelines - 8.0% (1)
Columbia Pipeline Partners LP	982	13,326
Energy Transfer Equity, L.P.	5,267	94,279
Energy Transfer Partners, L.P.	630	25,162
Enterprise Products Partners L.P.	7,240	191,136
EQT GP Holdings LP	527	13,222
EQT Midstream Partners LP	685	53,848
ONEOK Partners, L.P.	326	12,633
Spectra Energy Partners, LP	274	12,503
Tallgrass Energy Partners, LP	268	12,349
		428,458
United States Refined Product Pipelines - 6.3% (1)
Buckeye Partners, L.P.	1,495	105,039
Magellan Midstream Partners, L.P.	1,905	133,978
Phillips 66 Partners LP	826	40,862
Valero Energy Partners LP	1,294	54,206
		334,085
Total Master Limited Partnerships
(Cost $1,231,238)		1,331,858

Short-Term Investment - 2.8% (1)
United States Investment Company - 2.8% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.29% (3)
(Cost $148,126)	148,126	148,126

Total Investments - 101.0% (1)
(Cost $4,827,131)		5,404,274
Liabilities in Excess of Other Assets, Net - (1.0)% (1)		(52,213)
Total Net Assets - 100.0% (1)		$5,352,061

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2016:
	Level 1	Level 2	Level 3	Total
Common Stock	$3,924,290	$-	$-	$3,924,290
Master Limited Partnerships	1,331,858	-	-	1,331,858
Short-Term Investment	148,126	-	-	148,126
Total Investments	$5,404,274	$-	$-	$5,404,274

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2016, Rice Midstream Partners LP common units held by the Fund in the amount of $11,224 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Rice Midstream Partners LP.  The Fund did not invest in any Level 3 investments.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio
Cost of investments	$2,240,319,148	$5,413,246	$28,271,404	$4,933,732

Gross unrealized appreciation	135,912,534	854,971	4,751,834	530,467

Gross unrealized depreciation	(147,549,877)	(186,605)	(703,327)	(59,925)
Net unrealized appreciation (depreciation)	$(11,637,343)	$668,366	$4,048,507	$470,542

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                               James R. Arnold, President

Date  October 25, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  October 25, 2016